Revenue from Contracts with Customers - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	$ 414,400,000
Performance obligation, period	12 months
Revenue recognized included in contract liabilities balance	$ 20,900,000	$ 33,700,000
HMH Holding BV And Subsidiaries [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount			$ 329,300,000
Revenue recognized included in contract liabilities balance			$ 50.7	$ 71.3